UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS SHORT-TERM INVESTMENT

GRADE BOND FUND

FORM N-Q

MARCH 31, 2008

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 35.0%
Aerospace & Defense - 0.3%
$950,000	United Technologies Corp., Senior Notes, 5.375% due 12/15/17 (a)	$976,450

Air Freight & Logistics - 0.2%
520,000	United Parcel Service Inc., 4.500% due 1/15/13 (a)	539,329

Beverages - 0.3%
830,000	Diageo Capital PLC, 5.200% due 1/30/13 (a)	859,587

Capital Markets - 3.7%
1,540,000	Bear Stearns Co. Inc., Senior Notes, 6.400% due 10/2/17 (a)	1,523,266
3,270,000	Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12 (a)(b)(c)	2,179,978
480,000	Goldman Sachs Group Inc., 6.600% due 1/15/12 (a)	507,932
	Kaupthing Bank HF:
560,000	7.625% due 2/28/15 (d)(e)	527,128
1,700,000	Notes, 5.750% due 10/4/11 (a)(d)	1,358,016
1,650,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (a)(b)(c)	1,044,490
470,000	Lehman Brothers Holdings Inc., Subordinated Notes, 6.500% due 7/19/17 (a)	447,094
	Merrill Lynch & Co. Inc.:
1,000,000	Medium-Term Notes, 4.250% due 2/8/10 (a)	976,707
1,000,000	Senior Notes, Medium-Term Notes, 6.050% due 8/15/12 (a)	1,016,604
460,000	Morgan Stanley, Notes, 6.600% due 4/1/12 (a)	477,334

	Total Capital Markets	10,058,549

Commercial Banks - 4.3%
	Glitnir Banki HF:
2,000,000	Notes, 4.334% due 1/21/11 (a)(b)(d)	1,524,724
300,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(d)	241,968
	Landsbanki Islands HF:
1,100,000	6.100% due 8/25/11 (a)(d)	961,726
350,000	7.431% due 10/19/17 (a)(b)(c)(d)	293,479
1,460,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(c)(d)	1,276,758
1,050,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (a)(d)	975,187
1,040,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(c)(d)	690,280
230,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)(b)	182,650
610,000	TuranAlem Finance BV, Bonds, 5.269% due 1/22/09 (a)(b)(d)	571,600
700,000	VTB Capital SA, 4.812% due 11/2/09 (a)(b)(d)	684,250
1,840,000	VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 3.839% due 8/1/08 (a)(b)(d)	1,821,600
2,800,000	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11 (a)(b)(c)	1,996,238
600,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36 (a)	542,345

	Total Commercial Banks	11,762,805

Consumer Finance - 0.7%
1,500,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)(b)	1,412,545
790,000	Nelnet Inc., Notes, 7.400% due 9/29/36 (a)(b)	515,031

	Total Consumer Finance	1,927,576

Diversified Financial Services - 7.0%
1,400,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(b)(d)	1,155,536
1,300,000	Aiful Corp., Notes, 5.000% due 8/10/10 (a)(d)	1,226,668
890,000	Bank of America Corp., Notes, 8.000% due 1/30/18 (a)(b)(c)	892,572
800,000	Capmark Financial Group Inc., 5.875% due 5/10/12 (a)(d)	507,275
1,150,000	Countrywide Home Loans Inc., Unsecured Notes, 6.250% due 4/15/09 (a)	1,065,247
1,050,000	General Electric Capital Corp., Subordinated Debentures, 6.375% due 11/15/67 (a)(b)	1,029,263

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 7.0% (continued)
$1,700,000	IBM International Group Capital LLC, 5.050% due 10/22/12 (a)	$1,777,547
270,000	ILFC E-Capital Trust I, 5.900% due 12/21/65 (a)(b)(d)	216,599
1,060,000	JPMorgan Chase Bank N.A., Medium-Term Notes, 7.293% due 2/11/11 (a)(b)	1,049,453
850,000	Merna Reinsurance Ltd., Subordinated Notes, 6.580% due 7/7/10 (a)(b)(d)	775,455
1,000,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (a)(c)	816,138
710,000	Residential Capital Corp., 6.370% due 11/21/08 (a)(b)	486,350
	Residential Capital LLC:
4,840,000	Notes, 8.375% due 6/30/10 (a)	2,456,300
	Senior Notes:
2,800,000	7.098% due 4/17/09 (a)(b)	1,610,000
1,490,000	6.178% due 5/22/09 (a)(b)	856,750
	TNK-BP Finance SA:
1,850,000	6.875% due 7/18/11 (a)(d)	1,806,063
100,000	Notes, 6.125% due 3/20/12 (a)(d)	94,375
1,420,000	ZFS Finance USA Trust I, 3.950% due 12/15/65 (a)(b)(d)	1,166,175

	Total Diversified Financial Services	18,987,766

Diversified Telecommunication Services - 3.6%
1,300,000	Deutsche Telekom International Finance BV, 8.000% due 6/15/10 (a)	1,391,316
1,500,000	France Telecom SA, Notes, 7.750% due 3/1/11 (a)	1,627,575
1,300,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (a)	1,396,670
1,400,000	New England Telephone & Telegraph Co., Notes, 5.875% due 4/15/09 (a)	1,426,988
970,000	Qwest Corp., Senior Notes, 7.875% due 9/1/11 (a)	972,425
1,500,000	Telecom Italia Capital SA, 3.719% due 2/1/11 (a)(b)	1,381,605
1,700,000	Telefonica Emisiones SAU, 3.442% due 2/4/13 (a)(b)	1,508,869

	Total Diversified Telecommunication Services	9,705,448

Electric Utilities - 0.8%
1,580,000	FirstEnergy Corp., Notes, 6.450% due 11/15/11 (a)	1,655,206
600,000	Pacific Gas & Electric Co., Mortgage, 4.800% due 3/1/14 (a)	605,971

	Total Electric Utilities	2,261,177

Health Care Equipment & Supplies - 0.7%
810,000	Baxter FinCo BV, 4.750% due 10/15/10 (a)	837,095
1,100,000	Hospira Inc., Senior Notes, 5.550% due 3/30/12 (a)	1,138,013

	Total Health Care Equipment & Supplies	1,975,108

Health Care Providers & Services - 0.6%
1,000,000	Quest Diagnostic Inc., Senior Notes, 5.125% due 11/1/10 (a)	1,026,549
510,000	UnitedHealth Group Inc., 4.875% due 2/15/13 (a)	504,312

	Total Health Care Providers & Services	1,530,861

Industrial Conglomerates - 0.7%
2,000,000	Tyco International Group SA, Senior Notes, 6.375% due 10/15/11 (a)	1,994,528

IT Services - 0.7%
1,900,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (a)	1,938,534

Media - 3.1%
2,400,000	Clear Channel Communications Inc., 4.250% due 5/15/09 (a)	2,328,624
1,500,000	Comcast Cable Communications, 6.875% due 6/15/09 (a)	1,549,365
1,600,000	Comcast Cable Communications Inc., Senior Notes, 6.750% due 1/30/11 (a)	1,664,525
1,000,000	News America Holdings Inc., 9.250% due 2/1/13 (a)	1,161,591
1,020,000	Time Warner Inc., 5.500% due 11/15/11 (a)	1,013,576
620,000	Walt Disney Co., Senior Notes, 4.700% due 12/1/12 (a)	637,064

	Total Media	8,354,745

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Metals & Mining - 0.8%
$2,070,000	Vale Overseas Ltd., Notes, 6.250% due 1/23/17 (a)	$2,066,642

Multi-Utilities - 0.5%
1,300,000	Dominion Resources Inc., Notes, 4.750% due 12/15/10 (a)	1,331,305

Multiline Retail - 0.4%
660,000	Federated Retail Holdings Inc., 5.350% due 3/15/12 (a)	629,392
500,000	May Department Stores Co., Notes, 5.750% due 7/15/14 (a)	457,326

	Total Multiline Retail	1,086,718

Oil, Gas & Consumable Fuels - 5.2%
1,440,000	Amerada Hess Corp., 6.650% due 8/15/11 (a)	1,551,525
2,000,000	Anadarko Finance Co., Senior Notes, 6.750% due 5/1/11 (a)	2,137,698
1,300,000	Apache Corp., Notes, 6.250% due 4/15/12 (a)	1,407,682
1,000,000	ConocoPhillips, 4.750% due 10/15/12 (a)	1,039,418
1,000,000	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11 (a)	1,092,333
1,000,000	Duke Capital LLC, Senior Notes, 6.250% due 2/15/13 (a)	1,037,584
1,170,000	El Paso Natural Gas Co., Senior Notes, 5.950% due 4/15/17 (a)	1,153,444
1,700,000	Kinder Morgan Energy Partners LP, 6.750% due 3/15/11 (a)	1,782,135
	Pemex Project Funding Master Trust:
377,000	4.100% due 6/15/10 (a)(b)(d)	375,869
218,000	4.100% due 6/15/10 (a)(b)(d)	217,455
1,399,000	Senior Notes, 3.676% due 12/3/12 (a)(b)(d)	1,363,675
1,000,000	XTO Energy Inc., 5.650% due 4/1/16 (a)	1,027,481

	Total Oil, Gas & Consumable Fuels	14,186,299

Paper & Forest Products - 0.0%
80,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (a)	84,187

Real Estate Investment Trusts (REITs) - 0.6%
2,090,000	iStar Financial Inc., 5.650% due 9/15/11 (a)	1,589,564

Wireless Telecommunication Services - 0.8%
1,290,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12 (a)	1,194,220
870,000	Vodafone Group PLC, 5.350% due 2/27/12 (a)	881,761

	Total Wireless Telecommunication Services	2,075,981

	TOTAL CORPORATE BONDS & NOTES (Cost - $105,778,621)	95,293,159

ASSET-BACKED SECURITIES - 5.2%
Home Equity - 4.8%
620,000	Ameriquest Mortgage Securities Inc., 2.929% due 1/25/36 (a)(b)	463,817
	Countrywide Asset-Backed Certificates:
376,137	4.800% due 5/25/32 (a)	367,924
1,446,356	3.499% due 10/25/47 (a)(b)	1,188,682
1,760,939	Countrywide Home Equity Loan Trust, 3.368% due 11/15/28 (a)(b)	1,406,537
1,485,712	GSAMP Trust, 2.899% due 12/25/36 (a)(b)(d)	1,069,713
	GSRPM Mortgage Loan Trust:
2,183,206	2.899% due 3/25/35 (a)(b)(d)	1,806,603
2,778,075	2.999% due 3/25/37 (a)(b)(d)	2,055,776
606,289	Irwin Home Equity, 4.720% due 6/25/25 (a)	604,183
	Long Beach Mortgage Loan Trust:
392,442	2.739% due 11/25/35 (a)(b)	385,189
2,178,014	2.689% due 5/25/36 (a)(b)	711,631

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Home Equity - 4.8% (continued)
$2,317,861	RAAC Series, 2.889% due 5/25/46 (a)(b)(d)	$811,252
1,420,555	SACO I Trust, 3.285% due 4/25/36 (a)(b)	780,726
1,513,338	Small Business Administration, 7.080% due 9/25/18 (a)(b)	1,596,103

	Total Home Equity	13,248,136

Diversified Financial Services - 0.4%
1,000,000	Rental Car Fin Corp., 2.799% due 6/25/09 (a)(b)(d)	999,427

	TOTAL ASSET-BACKED SECURITIES (Cost - $20,115,599)	14,247,563

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5%
	American Home Mortgage Investment Trust:
2,552,542	5.294% due 6/25/45 (a)(b)	1,987,185
2,627,464	2.889% due 11/25/45 (a)(b)	2,066,742
	Banc of America Funding Corp.:
862,048	4.105% due 3/20/35 (a)(b)	864,845
1,811,817	2.706% due 5/20/36 (a)(b)	1,378,208
2,853,021	5.825% due 6/20/36 (a)(b)	2,460,501
	Banc of America Mortgage Securities:
220,327	7.528% due 9/25/32 (a)(b)	220,022
1,137,277	4.219% due 4/25/33 (a)(b)	1,134,175
2,497,478	4.000% due 4/25/34 (a)	2,490,636
1,046,477	5.485% due 6/25/34 (a)(b)	1,037,138
955,878	Bayview Commercial Asset Trust, 2.949% due 8/25/35 (a)(b)(d)	876,158
766,343	Bear Stearns Alt-A Trust, 5.195% due 9/25/34 (a)(b)	741,009
1,984,474	CBA Commercial Small Balance Commercial Mortgage, 2.849% due 6/25/38 (a)(b)(d)	1,418,303
	Countrywide Alternative Loan Trust:
2,568,280	3.499% due 11/20/35 (a)(b)	1,796,343
785,934	2.909% due 11/25/35 (a)(b)	611,061
2,249,655	2.789% due 7/25/46 (a)(b)	1,713,055
539,570	Countrywide Asset-Backed Certificates, 3.415% due 7/25/35 (a)(b)	492,475
	Countrywide Home Loans:
2,496,444	4.000% due 3/25/33 (a)	2,294,064
141,710	3.839% due 11/19/33 (a)(b)	142,114
	Countrywide Home Loan, Mortgage Pass-Through Trust:
1,081,403	7.120% due 11/25/34 (a)(b)	930,614
412,513	Whole Loan, 6.497% due 3/25/33 (a)(b)	412,129
842,131	CS First Boston Mortgage Securities Corp., 4.592% due 6/25/34 (a)(b)	847,002
619,110	Downey Savings and Loan Association Mortgage Loan Trust, 2.809% due 3/19/45 (a)(b)	475,571
	Federal Home Loan Mortgage Corp. (FHLMC):
304,579	4.500% due 4/15/32 (a)	279,497
362,007	Structured Pass Through Securities, 6.500% due 9/25/43 (a)(b)	386,554
1,674,080	Federal National Mortgage Association (FNMA), 6.263% due 4/25/45 (a)(b)	1,694,788
2,353,563	First Horizon Mortgage Pass-Through Trust, 6.435% due 2/25/35 (a)(b)	2,273,326
811,734	Greenpoint Mortgage Funding Trust, 2.829% due 9/25/35 (a)(b)	529,127
1,813,319	GSMPS Mortgage Loan Trust, 2.949% due 9/25/35 (a)(b)(d)	1,516,203
753,243	Indymac Index Mortgage Loan Trust, 2.959% due 1/25/35 (a)(b)	611,097
625,080	JP Morgan Mortgage Trust, 3.754% due 11/25/33 (a)(b)	589,805
2,177,675	Luminent Mortgage Trust, 2.799% due 2/25/46 (a)(b)	1,652,802
	MASTR:
402,692	Adjustable Rate Mortgages Trust, 6.808% due 12/25/33 (a)(b)	418,532
	Asset Securitization Trust:
335,030	4.375% due 5/25/33 (a)	311,559
1,020,598	5.000% due 2/25/34 (a)	1,000,706
	Merrill Lynch Mortgage Investors Inc.:
1,982,253	5.474% due 3/25/33 (a)(b)	1,898,421
170,471	7.810% due 9/25/33 (a)(b)	171,287

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5% (continued)
$1,524,809	New York Mortgage Trust Inc., 2.929% due 8/25/35 (a)(b)	$1,330,645
1,428,831	Nomura Asset Acceptance Corp., 4.891% due 12/25/34 (a)(b)	1,300,117
	Structured Adjustable Rate Mortgage Loan Trust:
813,319	5.359% due 1/25/35 (a)(b)	776,770
1,034,509	5.060% due 7/25/35 (a)(b)	931,844
	Structured ARM Loan Trust:
559,904	3.640% due 4/25/34 (a)(b)	528,546
532,871	2.869% due 6/25/34 (a)(b)	497,907
979,571	6.781% due 3/25/35 (a)(b)	795,021
	Structured Asset Securities Corp.:
2,554,891	6.500% due 3/25/32 (a)	2,385,413
309,851	6.599% due 5/25/32 (a)(b)	309,112
300,064	7.212% due 6/25/32 (a)(b)	298,643
420,327	6.956% due 8/25/32 (a)(b)	419,148
1,699,331	4.260% due 3/25/34 (a)(b)	1,594,167
165,330	7.103% due 5/25/34 (a)(b)	167,861
1,638,310	6.349% due 6/25/35 (a)(b)(d)	1,712,957
	Washington Mutual Inc.:
776,515	2.889% due 7/25/45 (a)(b)	593,998
901,584	2.919% due 7/25/45 (a)(b)	839,795
	Washington Mutual Mortgage Pass-Through Certificates:
501,325	5.500% due 5/25/33 (a)	500,594
906,120	Whole Loan, 4.208% due 6/25/33 (a)(b)	904,053
2,116,837	Washington Mutual Pass-Through Certificates, 2.879% due 11/25/45 (a)(b)	1,675,310
	Wells Fargo Mortgage Backed Securities Trust:
785,344	6.527% due 7/25/34 (a)(b)	732,124
618,983	PAC, 4.500% due 6/25/33 (a)	616,980

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $66,404,740)	58,634,059

MORTGAGE-BACKED SECURITIES - 26.1%
FNMA - 26.1%
	Federal National Mortgage Association (FNMA):
35,264	7.060% due 5/1/32 (a)(b)	34,805
237,454	7.114% due 8/1/32 (a)(b)	241,995
526,313	6.462% due 12/1/32 (a)(b)	538,014
730,482	6.328% due 1/1/33 (a)(b)	739,077
1,873,317	4.512% due 6/1/33 (a)(b)	1,904,883
1,996,991	3.927% due 5/1/34 (a)(b)	2,017,410
3,282,168	4.838% due 5/1/35 (a)(b)	3,305,432
182,252	6.000% due 10/1/37 (a)	186,894
40,600,000	5.000% due 4/14/38-5/13/38 (a)(f)	40,183,291
21,650,000	5.500% due 4/14/38 (f)	21,856,346

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $70,135,743)	71,008,147

SOVEREIGN BOND - 0.1%
Russia - 0.1%
217,800	Russian Federation, 7.500% due 3/31/30 (a)(d) (Cost - $232,570)	249,817

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.0%
U.S. Government Agencies - 7.5%
6,000,000	Federal Home Loan Bank (FHLB), 5.000% due 2/20/09 (a)	6,143,394

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 7.5% (continued)
	Federal Home Loan Mortgage Corp. (FHLMC):
$6,000,000	4.750% due 3/5/09 (a)	$6,136,662
710,000	Notes, 5.125% due 8/23/10 (a)	754,616
	Federal National Mortgage Association (FNMA):
6,000,000	Notes, 5.000% due 9/15/08 (a)	6,080,496
1,434,644	Six Month LIBOR, 5.079% due 4/1/33 (a)(b)	1,455,615

	Total U.S. Government Agencies	20,570,783

U.S. Government Obligations - 3.5%
	U.S. Treasury Notes:
200,000	3.125% due 9/15/08 (a)(g)	201,655
7,620,000	4.500% due 9/30/11 (a)	8,260,560
1,000,000	4.625% due 10/31/11 (a)	1,089,610

	Total U.S. Government Obligations	9,551,825

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $28,955,860)	30,122,608

SHARES
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Thrifts & Mortgage Finance - 0.5%
31,375	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (a)	765,550
22,400	Federal National Mortgage Association (FNMA), 8.250% (a)	538,720

	TOTAL PREFERRED STOCKS (Cost - $1,344,375)	1,304,270

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $292,967,508)	270,859,623

FACE AMOUNT
SHORT-TERM INVESTMENTS - 22.5%
U.S. Government Agency - 0.3%
$756,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.691 - 1.825% due 12/15/08 (a)(g)(h) (Cost - $746,350)	745,408

Repurchase Agreement - 22.2%
60,400,000	Morgan Stanley tri-party repurchase agreement dated 3/31/08, 2.250% due 4/1/08; Proceeds at maturity - $60,403,775; (Fully collateralized by U.S. government agency obligations, 4.075% - 6.000% due 1/15/13 - 4/18/36 ; Market value - $62,828,999) (Cost - $60,400,000) (a)	60,400,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $61,146,350)	61,145,408

	TOTAL INVESTMENTS - 121.9% (Cost - $354,113,858#)	332,005,031
	Liabilities in Excess of Other Assets - (21.9)%	(59,615,285)

	TOTAL NET ASSETS - 100.0%	$272,389,746

(a)	All or a portion of this security is segregated for open futures contracts, swap contracts and securities traded on a to-be-announced (“TBA”) basis.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

(f)	This security is traded on a TBA basis (See Note 1).

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	—	Adjustable Rate Mortgage
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Inc.
PAC	—	Planned Amortization Class

Schedule of Options Written

Contracts		Security	Expiration Date	Strike Price	Value
	31	Eurodollar Futures, Put	3/16/09	$98	$21,894
	87	U.S. Treasury Notes 10 Year Futures, Put	5/23/08	111	4,078

		Total Options Written (Premiums Received — $80,535)			$25,972

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Short-Term Investment Grade Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge against the economic impact of adverse changes in the market value of portfolio securities due to change in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Schedule of Investments (unaudited) (continued)

(e) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(f) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

(h) Credit and Market Risk. Investments in securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$332,005,031	$1,304,270	$330,700,761	—
Other Financial
Instruments*	1,508,763	1,626,951	(118,188)	—

Total	$333,513,794	$2,931,221	$330,582,573	—

*	Other financial instruments include written options, futures, swaps and forward contracts.

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,262,325
Gross unrealized depreciation	(25,371,152)

Net unrealized depreciation	$(22,108,827)

At March 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
Eurodollar	87	6/08	$20,896,372	$21,256,275	$359,903
Eurodollar	35	9/08	8,422,700	8,566,688	143,988
Eurodollar	35	12/08	8,427,163	8,561,000	133,837
Eurodollar	280	3/09	68,034,775	68,470,500	435,725
Eurodollar	35	6/09	8,410,600	8,542,625	132,025
Eurodollar	35	9/09	8,398,688	8,524,688	126,000
U.S. 2 Year Treasury Notes	531	6/08	113,375,155	113,982,468	607,313
U.S. 5 Year Treasury Notes	225	6/08	25,298,250	25,702,734	404,484

					$2,343,275
Contracts to Sell:
U.S. 10 Year Treasury Notes	229	6/08	26,469,379	27,240,266	(770,887)

Net Unrealized Gain on Open Futures Contracts					$1,572,388

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding December 31, 2007	188	$118,294
Options written	304	142,074
Options closed	(374)	(179,833)
Options expired	—	—

Options written, outstanding March 31, 2008	118	$80,535

At March 31, 2008, the Fund held TBA securities with a total cost of $61,201,273.

At March 31, 2008, the Fund held the following interest rate swap contracts:

Swap Counterparty:	Barclays Capital Inc.

Effective Date:	9/17/08

Notional Amount:	$19,630,000

Payments Made by Fund:	Fixed Rate 4.25%

Payments Received by Fund:	Floating Rate (3 month LIBOR)

Termination Date:	9/17/18

Unrealized Depreciation	$(73,968)

At March 31, 2008, the Fund held the following credit default swap contracts:

Swap Counterparty:	Credit Suisse First Boston Inc.

Effective Date:	1/9/08

Referenced Entity:	ABX

Notional Amount:	$1,100,000

Payments received by the Fund:	0.18% monthly

Payments made by the Fund:	Payment only if credit event occurs

Termination Date:	7/25/45

Unrealized Depreciation	$(44,220)

At March 31, 2008, the Fund had total unrealized depreciation of $118,188 from swap contracts.

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standard Boards issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 20, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 20, 2008